Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Equity [Abstract]
Schedule of Black-Scholes Option-Pricing Model Assumptions

Stock options have been recorded at their fair value. The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Nine Months Ended March 31, 2021	Nine Months Ended March 31, 2020
Weighted average expected terms (in years)	5.2	5.2
Weighted average expected volatility	125.9%	117.3%
Weighted average risk-free interest rate	0.4%	1.5%
Expected dividend yield	0%	0%

The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Year Ended June 30, 2020	Year Ended June 30, 2019
Weighted average expected terms (in years)	5.3	4.7
Weighted average expected volatility	117%	120%
Weighted average risk-free interest rate	1.4%	2.5%
Expected dividend yield	0%	0%

Summary of Stock Option Activity

The following is a summary of the Company’s stock option activity for the nine months ended March 31, 2021 and 2020:

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2019	3,408,452	$2.97	8.5	$3,721,339
Options Granted	639,543	4.22	9.6	$181,953
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(66,719)	3.73	9.5	(53,774)
Outstanding at March 31, 2020	3,981,276	3.15	8.4	$5,553,916
Exercisable at March 31, 2020	3,370,366	$3.00	8.3	$5,362,387

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2020	4,092,593	$3.19	8.4	$5,553,916
Options Granted	576,408	4.55	9.8	$288,204
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(101,251)	4.20	8.8	(81,530)
Outstanding at March 31, 2021	4,567,750	$3.34	8.5	$7,806,887
Exercisable at March 31, 2021	4,178,316	$3.24	8.4	$7,564,222

The following is a summary of the Company’s stock option activity for the years ended June 30, 2020 and 2019:

		Weighted Average
	Options	Exercise Price	Remaining Contractual Term (Yrs)	Intrinsic Value
Outstanding at July 1, 2018	2,492,006	$2.47	9.1	$1,937,593
Options Granted	1,060,557	4.19	8.6	-
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(144,111)	3.41	9.2	(86,459)
Outstanding at June 30, 2019	3,408,452	$2.97	8.5	$3,721,339
Exercisable at June 30, 2019	2,805,437	$2.87	8.4	$3,380,482

		Weighted Average
	Options	Exercise Price	Remaining Contractual Term (Yrs)	Intrinsic Value
Outstanding at July 1, 2019	3,408,452	$2.97	8.5	$3,721,339
Options Granted	766,455	4.26	9.5	$182,328
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(82,314)	3.84	9.6	(53,977)
Outstanding at June 30, 2020	4,092,593	$3.19	8.4	$5,553,916
Exercisable at June 30, 2020	3,581,514	$3.06	8.3	$5,365,512

Schedule of Stock Option-Based Expense

The Company’s stock option-based expense for the nine months ended March 31, 2021 and 2020 consisted of the following:

	Nine Months Ended March 31, 2021	Nine Months Ended March 31, 2020
Stock option-based expense :
Research and development expenses	$886,591	$931,796
General and administrative expenses	419,193	392,672
Sales and marketing expenses	310,710	170,259
Cost of goods sold	497,370	203,444
Board option expense	128,043	129,278
Total	$2,241,907	$1,827,449

The Company’s stock option-based expense for the years ended June 30, 2020 and June 30, 2019 consisted of the following:

	June 30, 2020	June 30, 2019
Stock option-based expense:
Research and development expenses	$1,266,911	$1,313,946
General and administrative expenses	570,765	470,748
Sales and marketing expenses	293,226	181,903
Cost of goods sold	236,825	58,182
Board option expense	182,794	885,206
Total	$2,550,521	$2,909,985